UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Real Estate Securities Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 98.7%
Foreign Equity - 98.7%
Dreyfus Emerging Markets Fund, Cl. Y	4,022,065	[a]	40,663,074
Dreyfus International Equity Fund, Cl. Y	8,731,341	[a]	315,201,412
Dreyfus International Small Cap Fund,
Cl. Y	4,615,589	[a]	59,956,503
Dreyfus/Newton International Equity
Fund, Cl. Y	10,435,700	[a]	201,200,284
International Stock Fund, Cl. Y	11,429,877	[a]	200,822,944
Total Investments (cost $656,955,928)	98.7%		817,844,217
Cash and Receivables (Net)	1.3%		10,383,290
Net Assets	100.0%		828,227,507

[a] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Investment Companies	817,844,217	-	-	817,844,217

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2019, accumulated net unrealized appreciation on investments was $160,888,289, consisting of $160,888,289 gross unrealized appreciation and $0 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Australia - 4.5%
Dexus	836,420	[a]	6,992,178
Goodman Group	380,110		3,224,896
Mirvac Group	1,557,240		2,719,432
National Storage REIT	2,129,252		2,779,187
Scentre Group	4,286,000	[b]	12,397,167
Stockland	606,451		1,668,422
			29,781,282
Belgium - .7%
Aedifica	29,295	[b]	2,814,693
Warehouses De Pauw	14,330	[b]	2,092,519
			4,907,212
Canada - 2.8%
Allied Properties Real Estate Investment
Trust	102,216		3,671,826
Boardwalk Real Estate Investment Trust	200,180		6,113,797
Canadian Apartment Properties REIT	26,020		926,775
Chartwell Retirement Residences	406,000		4,536,002
First Capital Realty	143,930		2,247,760
Granite Real Estate Investment Trust	21,700		983,804
			18,479,964
France - 2.2%
Gecina	39,280	[b]	5,773,397
Unibail-Rodamco-Westfield	49,520	[b]	8,931,082
			14,704,479
Germany - 4.8%
Deutsche Wohnen	233,040	[b]	11,629,545
LEG Immobilien	11,540	[b]	1,353,744
Vonovia	370,125		18,549,534
			31,532,823
Hong Kong - 8.2%
CK Asset Holdings	1,470,500	[b]	12,474,331
Hang Lung Properties	1,296,850		2,827,944
Hongkong Land Holdings	809,100	[b]	5,809,989
Link REIT	770,000		8,444,446
New World Development	3,166,000		4,966,793
Sun Hung Kai Properties	769,130		12,995,069
Swire Properties	751,000	[b]	2,941,991
Wharf Real Estate Investment	516,440	[b]	3,561,386
			54,021,949

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Ireland - .4%
Green REIT	1,478,680	[b]	2,451,922
Japan - 11.0%
Activia Properties	391		1,692,964
Advance Residence Investment	1,720		5,090,391
GLP J-Reit	3,952		4,198,179
Japan Excellent	1,593		2,276,015
Japan Hotel REIT Investment	5,201		3,987,905
Japan Real Estate Investment	1,205		7,059,571
Japan Retail Fund Investment	2,029		4,156,233
Kenedix Office Investment	894		6,132,859
Kenedix Retail REIT	532		1,267,949
LaSalle Logiport REIT	445		444,131
Mitsubishi Estate	586,000		10,363,075
Mitsui Fudosan	557,700		13,516,254
Mitsui Fudosan Logistics Park	588		1,865,227
Nomura Real Estate Master Fund	469		671,485
Orix JREIT	1,868		3,263,935
Sumitomo Realty & Development	136,502		5,206,030
Tokyu Fudosan Holdings	284,800		1,553,517
			72,745,720
Luxembourg - .9%
Aroundtown	696,480	[b]	6,157,183
Norway - .7%
Entra	298,650	[b,c]	4,324,689
Singapore - 2.3%
CapitaLand	1,990,100	[b]	4,925,035
CapitaLand Commercial Trust	732,330		1,023,346
CapitaLand Mall Trust	1,633,900		2,914,323
Keppel REIT	2,789,032		2,446,983
Mapletree Industrial Trust	372,540		553,704
Mapletree Logistics Trust	2,985,400		3,040,282
			14,903,673
Spain - .9%
Inmobiliaria Colonial Socimi	597,990	[b]	6,117,136
Sweden - 1.7%
Fabege	345,170	[b]	5,032,270
Wihlborgs Fastigheter	449,000	[b]	5,845,925
			10,878,195
Switzerland - .4%
PSP Swiss Property	28,420	[b]	2,921,774
United Kingdom - 4.7%
Assura	4,346,998		3,410,847
Capital & Counties Properties	654,840	[b]	2,143,903
Derwent London	53,380	[b]	2,268,950

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
United Kingdom - 4.7% (continued)
Empiric Student Property	2,227,450		2,810,877
Intu Properties	371,680	[b,d]	563,823
Land Securities Group	574,020		6,521,397
PRS REIT	1,575,320		2,018,900
Safestore Holdings	184,650		1,397,980
Segro	808,399	[b]	6,864,287
Tritax Big Box REIT	1,254,230	[b]	2,298,780
UNITE Group	74,250	[b]	887,014
			31,186,758
United States - 53.2%
Alexandria Real Estate Equities	62,910	[a,d]	8,285,876
American Homes 4 Rent, Cl. A	602,930	[a,d]	13,330,782
Americold Realty Trust	142,030	[a]	4,164,320
AvalonBay Communities	96,450	[a]	18,607,134
Boston Properties	92,130	[a]	12,149,183
Brandywine Realty Trust	236,220	[a]	3,555,111
Brixmor Property Group	225,910	[a]	3,869,838
Camden Property Trust	169,070	[a]	16,391,337
CubeSmart	412,266	[a,d]	12,759,633
CyrusOne	177,720	[a,d]	9,632,424
Duke Realty	133,520	[a]	3,904,125
Empire State Realty Trust, Cl. A	317,550	[a,d]	4,909,323
Equinix	14,283	[a]	5,627,502
Equity Residential	147,740	[a]	10,720,014
Extra Space Storage	48,202	[a]	4,753,199
HCP	479,170	[a]	15,113,022
Healthcare Trust of America, Cl. A	415,560	[a]	11,810,215
Highwoods Properties	118,250	[a]	5,240,840
Hilton Worldwide Holdings	47,240		3,518,435
Host Hotels & Resorts	258,930	[a]	4,676,276
Invitation Homes	272,180	[a,d]	6,121,328
Iron Mountain	176,597	[a,d]	6,569,408
Kilroy Realty	148,040	[a,d]	10,430,898
Liberty Property Trust	135,580	[a]	6,391,241
Macerich	162,350	[a,d]	7,494,076
Mack-Cali Realty	194,313	[a,d]	4,002,848
Park Hotels & Resorts	223,860	[a,d]	6,731,470
Prologis	339,380	[a]	23,471,521
Public Storage	20,720	[a]	4,403,414
Regency Centers	166,810	[a]	10,842,650
Retail Properties of America, Cl. A	300,620	[a]	3,799,837
Sabra Health Care	148,150	[a,d]	3,043,001
Simon Property Group	117,750	[a]	21,444,630
STORE Capital	136,540	[a]	4,412,973

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
United States - 53.2% (continued)
Sun Communities		78,270	[a]	8,602,656
Sunstone Hotel Investors		404,974	[a,d]	5,791,128
Ventas		196,192	[a]	12,652,422
VEREIT		1,597,950	[a]	12,911,436
VICI Properties		229,517	[a,d]	4,941,501
Weingarten Realty Investors		170,590	[a]	4,894,227
WP Carey		114,300	[a,d]	8,559,927
				350,531,181
Total Common Stocks (cost $551,452,285)				655,645,940
		Number of
		Rights
Rights - .0%
United Kingdom - .0%
Tritax Big Box REIT
(cost $0)		163,595		20,813
	1-Day
	Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $3,218,610)	2.37	3,218,610	[e]	3,218,610

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $607,139)	2.37	607,139	[e]	607,139
Total Investments (cost $555,278,034)		100.0%		659,492,502
Liabilities, Less Cash and Receivables		.0%		(239,900)
Net Assets		100.0%		659,252,602

[a] Investment in real estate investment trust.
[b] Non-income producing security.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $4,324,689 or .66% of net assets.
[d] Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $33,533,473 and the value of the collateral held by the fund was $34,061,005, consisting of cash collateral of $607,139 and U.S. Government & Agency securities valued at $33,453,866.
[e] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:

Equity Securities - Common Stocks	369,011,145	286,634,795	†	-	655,645,940

Investment Companies	3,825,749	-		-	3,825,749
Rights	-	20,813	†	-	20,813
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	17		-	17
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(256)		-	(256)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Real Estate Securities Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
		United States
British Pound	3,200	Dollar	4,180	2/1/19	17
		United States
Japanese Yen	63,900,000	Dollar	587,105	2/4/19	(256)
Gross Unrealized Appreciation					17
Gross Unrealized Depreciation					(256)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized appreciation on investments was $104,214,468, consisting of $108,267,097 gross unrealized appreciation and $4,052,629 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)